Other Income (Tables)	12 Months Ended
Mar. 31, 2018
Expense By Nature [Abstract]
Summary of Other Income

Other income consists of the following:

(Dollars in millions)
	Year ended March 31,
	2018	2017	2016
Interest income on financial assets carried at amortized cost	260	352	402
Interest income on financial assets fair valued through other comprehensive income	106	28	–
Dividend income on investments carried at fair value through profit or loss	1	4	10
Gain / (loss) on investments carried at fair value through profit or loss	39	18	–
Exchange gains / (losses) on forward and options contracts	–	89	4
Exchange gains / (losses) on translation of other assets and liabilities	36	(54)	21
Reduction in fair value of Disposal Group held for sale (refer note no. 2.9)	(18)	–	–
Others	71	22	39
	495	459	476